Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 224.8	$ 129.8	$ 172.5
Milestone payments	5.7	19.1
Derivative assets (note 17)	6.6	0.0
Other receivables		4.6
Total financial instrument exposure to credit risk	242.6	153.5
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	224.8	129.8
Concentrate Receivable
Disclosure of detailed information about financial instruments [line items]
Milestone payments		19.1
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Other receivables	$ 5.5	$ 4.6